RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Sales	$ 9,744	$ 10,519	$ 5,142
Trade receivables	677	1,084
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	3,521	3,549	1,488
Trade receivables	38	48
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	2,526	2,234	1,395
Trade receivables	118	72
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales	536	478	155
Trade receivables	69	67
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	427	484	312
Trade receivables	6	105
Tuper | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	336	326	128
Trade receivables	43	60
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	333	499	304
Trade receivables	2	35
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	311	370	226
Trade receivables	20	53
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	292	107	64
Trade receivables	29	19
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales	195	150	146
Trade receivables	3	8
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	195	195	106
Trade receivables	1	2
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	177	154	167
Trade receivables	6	67
Acciaierie d'Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	97	1,193	0
Trade receivables	214	363
Other
Disclosure of transactions between related parties [line items]
Sales	798	780	$ 651
Trade receivables	$ 128	$ 185